Commitments and Contingencies - Schedule of Future Minimum Noncancellable Lease Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Leases Operating [Abstract]
2019	$ 13.6
2020	11.8
2021	7.7
2022	7.4
2023	6.2
Thereafter	9.4
Total	$ 56.1